Certnys

1-01183

Parasnand Madho
Director
Corporate Actions & Market Watch

[redacted]

12028364

NYSE EURONEXT

Received SEC
NOV 13 2012
Washington, DC 20549

November 13, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PepsiCo, Inc., 2.500% Senior Notes due 2022, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 13, 2012. Tentative listing date – November 14, 2012.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com